EQUITY (Schedule of Weighted Average Fair Value of Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EQUITY [Abstract]
Weighted average exercise prices	$ 10.85	$ 10.81	$ 9.41
Weighted average fair value on grant date	$ 3.59	$ 4.02	$ 3.41